15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Geographic information

	December 31, 2024	December 31, 2023
Non-current assets
Portugal	$ 209,886	$ 210,740
Finland	682,644	513,363
Canada	154,292	-
	$ 1,046,822	$ 724,103

	Years ended
	December 31, 2024	December 31, 2023
Mineral exploration expenses
Portugal	$ 33,260	$ 27,561
Kosovo	28,356	38,931
	$ 61,616	$ 66,492